Risk Management and Report (Details) - Schedule of Use of Var $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Schedule Of Use Of Var [Abstract]
Maximum	$ 3,909
Minimum	796
Average	$ 2,172